Transactions with Affiliates - Other Related Party Transactions (Details) - USD ($) $ in Thousands			3 Months Ended			12 Months Ended
	Nov. 29, 2016	Jun. 03, 2016	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Aug. 14, 2018	Jul. 09, 2018	Mar. 31, 2016
Transactions with Affiliates
Ownership interest			50.00%			0.00%
Promissory note from Victory Propane									$ 3,400
Loan receivable from Victory Propane						$ 0	$ 1,200
Present value of note receivable from Victory Propane									2,600
Payments to acquire productive assets						455,586	133,761	$ 302,762
Carrying value						1,127	17,236		800
Repayments on loan to affiliate						0	4,160	655
Proceeds from sale of business						$ 335,809	329,780	$ 134,370
Crude oil logistics
Transactions with Affiliates
Write-off of pipeline deficiency credits			$ 67,700
Remaining deficiency payments			50,300
Loss on contract			$ 35,300
Victory Propane, LLC
Transactions with Affiliates
Cash paid				$ 6,400
Payments to acquire productive assets				6,424
Ownership interest acquired										40.00%
Grassland Water Solutions, LLC
Transactions with Affiliates
Ownership interest											35.00%
Repayments on loan to affiliate					$ 700
Ownership interest acquired		65.00%
Fair value of equity method investment		$ 800
Revaluation of investments excluding bargain purchase		(14,900)
Bargain purchase gain		600
Impairment of loan receivable from investee		$ 1,700
Proceeds from sale of business	$ 22,000
Loss on sale of business	$ 2,300
Customer relationships | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets				4,782
Property, plant and equipment | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets				1,366
Prepaid expenses and other current assets | Victory Propane, LLC
Transactions with Affiliates
Payments to acquire productive assets				$ 276
Equity method investees | Loan agreement
Transactions with Affiliates
Loan receivable from Victory Propane							$ 1,200		$ 2,600